Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41709
Entity Registrant Name	SEALSQ Corp
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Avenue Louis-Casaï 58
Entity Address, Postal Zip Code	1216
Entity Address, City or Town	Cointrin
Entity Address, Country	CH
Title of 12(b) Security	Ordinary Shares, par value USD 0.01 per share
Trading Symbol	LAES
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	191,525,129
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001951222
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	BDO Ltd
Auditor Location	Zurich, Switzerland
Auditor Firm ID	5988
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Craigmuir Chambers, Road Town
Entity Address, Postal Zip Code	1110
Entity Address, City or Town	Tortola
Entity Address, Country	VG
Contact Personnel Name	John O’Hara
Country Region	41
City Area Code	22
Local Phone Number	594-3000
Contact Personnel Fax Number	594-3001